Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Financial and taxation solution services	$ 26,278	$ 26,491	$ 23,338
Education support services	4,409	4,635	4,558
Software and maintenance services	3,118	3,169	2,771
Total revenues	33,805	34,295	30,667
Cost of revenues	(13,613)	(13,820)	(11,831)
Gross profit	20,192	20,475	18,836
Operating expenses:
Selling and marketing	(2,111)	(2,009)	(1,590)
General and administrative	(7,433)	(7,168)	(8,459)
Total operating expenses	(9,544)	(9,177)	(10,049)
Income from operations	10,648	11,298	8,787
Other income (expenses):
Other income, net	34	188	106
Interest income	60	28	103
Income before income taxes	10,742	11,514	8,996
Provision for income tax	(2,924)	(3,052)	(2,589)
Net income	7,818	8,462	6,407
Comprehensive income:
Net income	7,818	8,462	6,407
Foreign currency translation adjustments	(3,541)	727	1,859
Comprehensive income	$ 4,277	$ 9,189	$ 8,266
Weighted average number of ordinary shares outstanding – basic and diluted (in Shares)	22,500,000	22,500,000	22,500,000
Earnings per ordinary share – basic and diluted (in Dollars per share)	$ 0.35	$ 0.38	$ 0.28